CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Preferred Stock, par value $0.01 Series C Convertible Preferred Stock	Preferred Stock, par value $0.01 Series D Convertible Preferred Stock	Common Stock, par value $0.006	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2013			$ 102	$ 324,145	$ (331,311)	$ (7,064)
Balance (in shares) at Dec. 31, 2013			16,937,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock, net of issuance costs				5,929		5,929
Issuance of convertible preferred stock, net of issuance costs (in shares)	1,200
Fair value of price-adjustable warrants issued in connection with Convertible Preferred Stock				(5,929)		(5,929)
Shares issued in connection with lease termination			$ 9	1,851		1,860
Shares issued in connection with lease termination (in shares)			1,500,000
Shares issued in connection with director and management compensation			$ 15	882		897
Shares issued in connection with director and management compensation (in shares)			2,473,854
Shares issued in connection with science advisory board compensation			$ 1	55		56
Shares issued in connection with science advisory board compensation (in shares)			107,988
Shares issued in connection with consulting services				19		19
Shares issued in connection with consulting services (in shares)			39,945
Shares issued in connection with warrant exercises			$ 8	1,930		1,938
Shares issued in connection with warrant exercises (in shares)			1,405,706
Shares issued in connection with licensing and vendor payables			$ 6	1,667		1,673
Shares issued in connection with licensing and vendor payables (in shares)			1,098,673
Shares issued in debt conversion			$ 12	1,467		1,479
Shares issued in debt conversion (in shares)			1,959,389
Beneficial debt conversion feature				971		971
Compensation related to stock options				277		277
Net Income (loss)					(6,477)	(6,477)
Balance at Dec. 31, 2014			$ 153	333,264	(337,788)	$ (4,371)
Balance (in shares) at Dec. 31, 2014	1,200		25,523,216			25,523,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred stock, net of issuance costs				1,095		$ 1,095
Issuance of convertible preferred stock, net of issuance costs (in shares)		220
Fair value of price-adjustable warrants issued in connection with Convertible Preferred Stock				(575)		(575)
Warrants issued in connection with consulting services				65		65
Shares issued in connection with warrant exercises				1		1
Shares issued in connection with warrant exercises (in shares)			2,500
Shares issued in connection with licensing and vendor payables			$ 2	205		207
Shares issued in connection with licensing and vendor payables (in shares)			353,624
Conversion of Series C preferred stock for common stock			$ 7	(7)
Conversion of Series C preferred stock for common stock (in shares)	(180)		1,200,000
Conversion of Series D preferred stock for common stock			$ 4	(4)
Conversion of Series D preferred stock for common stock (in shares)		(50)	625,000
Compensation related to stock options				504		504
Net Income (loss)					3,337	3,337
Balance at Dec. 31, 2015			$ 166	$ 334,548	$ (334,451)	$ 263
Balance (in shares) at Dec. 31, 2015	1,020	170	27,704,340			27,704,340